Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Overlay Shares Core Bond ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Core Bond ETF
Class Name	Overlay Shares Core Bond ETF
Trading Symbol	OVB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay Shares Core Bond ETF for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/etfs/ovb. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/etfs/ovb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Core Bond ETF	$38	0.75%
[1]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 47,862,137
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 132,798
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$47,862,137
Number of Holdings	10
Net Advisory Fee	$132,798
Portfolio Turnover	5%
30-Day SEC Yield	3.13%
Distribution Yield	4.82%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Security Type	(%)
Exchange Traded Funds	99.9%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.1%
Cash & Other	0.1%

Updated Prospectus Web Address	https://lsfunds.com/etfs/ovb
Overlay Shares Foreign Equity ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Foreign Equity ETF
Class Name	Overlay Shares Foreign Equity ETF
Trading Symbol	OVF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay Shares Foreign Equity ETF for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/etfs/ovf. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/etfs/ovf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Foreign Equity ETF	$41	0.75%
[2]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
Net Assets	$ 34,036,258
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 109,634
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$34,036,258
Number of Holdings	11
Net Advisory Fee	$109,634
Portfolio Turnover	7%
30-Day SEC Yield	2.37%
Distribution Yield	10.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Security Type	(%)
Exchange Traded Funds	99.9%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.1%
Cash & Other	0.1%

Updated Prospectus Web Address	https://lsfunds.com/etfs/ovf
Overlay Shares Hedged Large Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Hedged Large Cap Equity ETF
Class Name	Overlay Shares Hedged Large Cap Equity ETF
Trading Symbol	OVLH
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay Shares Hedged Large Cap Equity ETF for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/etfs/ovlh. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/etfs/ovlh
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Hedged Large Cap Equity ETF	$38	0.75%
[3]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 103,169,042
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 353,757
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$103,169,042
Number of Holdings	11
Net Advisory Fee	$353,757
Portfolio Turnover	2%
30-Day SEC Yield	0.36%
Distribution Yield	0.30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Security Type	(%)
Exchange Traded Funds	97.7%
Purchased Options	2.2%
Money Market Funds	0.1%
Cash & Other	0.0%

Updated Prospectus Web Address	https://lsfunds.com/etfs/ovlh
Overlay Shares Large Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Large Cap Equity ETF
Class Name	Overlay Shares Large Cap Equity ETF
Trading Symbol	OVL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay Shares Large Cap Equity ETF for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/etfs/ovl. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/etfs/ovl
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Large Cap Equity ETF	$39	0.75%
[4]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 175,920,058
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 664,798
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$175,920,058
Number of Holdings	10
Net Advisory Fee	$664,798
Portfolio Turnover	5%
30-Day SEC Yield	0.39%
Distribution Yield	10.49%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Security Type	(%)
Exchange Traded Funds	99.9%
Purchased Options	0.0%
Money Market Funds	0.0%
Written Options	-0.1%
Cash & Other	0.2%

Updated Prospectus Web Address	https://lsfunds.com/etfs/ovl
Overlay Shares Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Municipal Bond ETF
Class Name	Overlay Shares Municipal Bond ETF
Trading Symbol	OVM
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay Shares Municipal Bond ETF for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/etfs/ovm. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/etfs/ovm
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Municipal Bond ETF	$39	0.75%
[5]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 33,456,236
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 117,809
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$33,456,236
Number of Holdings	11
Net Advisory Fee	$117,809
Portfolio Turnover	5%
30-Day SEC Yield	2.65%
Distribution Yield	5.12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Security Type	(%)
Exchange Traded Funds	99.8%
Investments Purchased with Proceeds from Securities Lending	30.9%
Money Market Funds	0.1%
Purchased Options	0.0%
Written Options	-0.1%
Cash & Other	-30.7%

Updated Prospectus Web Address	https://lsfunds.com/etfs/ovm
Overlay Shares Short Term Bond ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Short Term Bond ETF
Class Name	Overlay Shares Short Term Bond ETF
Trading Symbol	OVT
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay Shares Short Term Bond ETF for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/etfs/ovt. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/etfs/ovt
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Short Term Bond ETF	$38	0.75%
[6]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 56,471,903
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 190,750
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$56,471,903
Number of Holdings	11
Net Advisory Fee	$190,750
Portfolio Turnover	5%
30-Day SEC Yield	3.65%
Distribution Yield	6.09%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Security Type	(%)
Exchange Traded Funds	99.9%
Investments Purchased with Proceeds from Securities Lending	10.9%
Money Market Funds	0.0%
Purchased Options	0.0%
Written Options	-0.1%
Cash & Other	-10.7%

Updated Prospectus Web Address	https://lsfunds.com/etfs/ovt
Overlay Shares Small Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Small Cap Equity ETF
Class Name	Overlay Shares Small Cap Equity ETF
Trading Symbol	OVS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay Shares Small Cap Equity ETF for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/etfs/ovs. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/etfs/ovs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Small Cap Equity ETF	$40	0.75%
[7]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 19,093,320
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 62,379
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$19,093,320
Number of Holdings	11
Net Advisory Fee	$62,379
Portfolio Turnover	4%
30-Day SEC Yield	0.60%
Distribution Yield	10.30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Security Type	(%)
Exchange Traded Funds	99.9%
Investments Purchased with Proceeds from Securities Lending	10.4%
Money Market Funds	0.1%
Purchased Options	0.0%
Written Options	-0.1%
Cash & Other	-10.3%

Updated Prospectus Web Address	https://lsfunds.com/etfs/ovs

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized